Right-of-use assets and lease liabilities	12 Months Ended
Dec. 31, 2021
Right-of-use assets and lease liabilities
Right-of-use assets and lease liabilities

Note 15 – Right-of-use assets and lease liabilities

   Accounting policies

Contracts may contain both lease and non-lease components. The group allocates the consideration in the contract to the lease and non-lease components according to the specific pricing of the services in the agreements.

Lease terms are negotiated on an individual basis and contain a wide range of different terms and condi-tions. The lease agreements do not impose any covenants other than the security interests in the leased assets that are held by the lessor.

Assets and liabilities arising from a lease are initially measured on a present value basis. Lease liabilities include the net present value of the following lease payments:

●	fixed payments less any lease incentives receivable
●	variable lease payment that are based on an index or a rate, initially measured using the index or rate as at the commencement date

Lease payments to be made under reasonably certain extension options are also included in the meas-urement of the liability.

Short-term and low value leases are also recognized as right-of-use assets.

The lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for leases in the Group, the Group's incremental borrow-ing rate is used, being the rate that the group would have to pay to borrow the funds necessary to obtain an asset of similar value to the right-of-use asset in a similar economic environment with similar terms, security and conditions.

The Group is exposed to potential future increases in variable lease payments based on an index or rate, which are not included in the lease liability until they take effect. When adjustments to lease payments based on an index or rate take effect, the lease liability is reassessed and adjusted against the right-of-use asset.

Lease payments are allocated between principal and finance cost. The finance cost is charged to the income statement over the lease period to ensure a constant periodic rate of interest on the remaining balance of the liability for each period.

Right-of-use assets are measured at cost comprising the following:

●	the amount of the initial measurement of lease liability
●	any lease payments made at or before the commencement date less any lease incentives received
●	any initial direct costs and restoration costs.

Right-of-use assets are generally depreciated over the shorter of the asset's useful life and the lease term on a straight-line basis. If the Group is reasonably certain to exercise a purchase option, the right-of-use asset is depreciated over the underlying asset’s useful life.

Note 15 – Right-of-use assets and lease liabilities (continued)

Amounts recognized in the statement of financial position

The statement of financial position shows the following amounts relating to right-of-use assets:

		Other Fixtures
DKK thousand	Office Buildings	and fittings
As at January 1, 2021	126,821	1,177
Additions	18,677	1,512
Depreciation expense	-13,177	-1,066
Currency translation	1,050	0
As at December 31, 2021	133,371	1,623

As at January 1, 2020	84,148	1,484
Additions due to business combination, cf. note 31	14,299	0
Additions	42,725	581
Retirements	-6,035	-144
Reversal of depreciations	6,035	0
Depreciation expense	-12,779	-744
Currency translation	-1,572	0
As at December 31, 2020	126,821	1,177

The Group leases office buildings, equipment and vehicles. The rental contract for the HQ office building has been made for a minimum period of 13 years (terminable by the landlord after 15 years). Management has assessed the lease period to be 13 years. The rental contract for the US office site has been made for a minimum period of 16 years. Equipment and vehicles are leased over a period of 3-4 years with no extension option.

Variable lease payments are considered immaterial in 2021 and 2020.

Note 15 – Right-of-use assets and lease liabilities (continued)

Set out below are the carrying amounts of lease liabilities and the movements during the period:

	2021	2020
As at January 1	130,119	85,760
Additions due to business combinations, cf. note 31	0	14,046
Additions	20,189	43,151
Accretion of interest	2,953	2,763
Payments	-14,715	-14,098
Currency translation	977	-1,503
As at December 31	139,523	130,119

Current	14,897	14,072
Non-current	124,626	116,047
The following are the amounts recognized in income statement:
Depreciation expense of right-of-use assets	-14,243	-13,524
Interest expense on lease liabilities	-2,953	-2,763
Total amount recognized in profit and loss	-17,196	-16,287

Cashflow	-14,715	-14,098
Total cash outflow for leases	-14,715	-14,098

Depreciation for the financial year has been charged as:
Research and development expenses	-11,732	-10,001
Sale and marketing expenses	0	0
Administrative expenses	-2,511	-3,523
Total	-14,243	-13,524